Accrued Officers' Salary	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Accrued Officers' Salary
17.	ACCRUED OFFICERS’ SALARY

Accrued officers’ salary consists of unpaid salaries for the Company’s Chief Executive Officer, who is also the owner of approximately 13% of the Company’s outstanding shares of Common Stock.

As of December 31, 2019, and 2018, accrued officers’ salary amounted to $207,000 and $188,000, respectively.